CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 1,645,158	$ 1,077,399	$ 932,902
OTHER COMPREHENSIVE INCOME, NET OF TAX
Net unrealized changes in cash flow hedge derivative financial instruments, net of tax	108,660	182,349	261,145
Net unrealized gains on investment in debt securities, net of tax	60,639	160,205	6,021
Other	14,842	5,314	3,289
TOTAL OTHER COMPREHENSIVE INCOME, NET OF TAX	184,141	347,868	270,455
COMPREHENSIVE INCOME	$ 1,829,299	$ 1,425,267	$ 1,203,357